Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
November 30, 2023
AMOR-NPRT1-0124
1.813053.119
U.S. Government and Government Agency Obligations - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bonds 4.375% 8/15/43 (Cost $4,317)	4,680	4,473

U.S. Government Agency - Mortgage Securities - 143.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 40.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (b)(c)	7	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (b)(c)	6	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (b)(c)	14	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (b)(c)	189	192
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	3	3
1.5% 11/1/35 to 7/1/51	21,643	16,785
2% 2/1/28 to 3/1/52	39,461	33,157
2.5% 1/1/28 to 1/1/52	63,331	53,685
3% 2/1/31 to 2/1/52 (d)	36,336	31,733
3.5% 9/1/33 to 3/1/52	9,468	8,548
4% 3/1/39 to 8/1/52	8,455	7,817
4.5% 5/1/25 to 11/1/52	7,111	6,772
5% 3/1/33 to 11/1/52	8,862	8,636
5.283% 8/1/41 (b)	93	92
5.5% 10/1/52 to 8/1/53	6,975	6,914
6% 11/1/52 to 6/1/53	2,352	2,383
6.5% 2/1/27 to 9/1/53	770	793
6.697% 2/1/39 (b)	37	37
7% to 7% 7/1/26 to 5/1/30	52	53
7.5% to 7.5% 8/1/25 to 9/1/32	67	70
8% 12/1/29 to 3/1/37	5	5
9% 10/1/30	17	18
TOTAL FANNIE MAE		177,787
Freddie Mac - 25.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (b)(c)	21	21
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (b)(c)	63	64
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (b)(c)	10	10
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (b)(c)	56	57
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	11	11
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (b)(c)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.356% 5/1/34 (b)(c)	0	0
1.5% 7/1/35 to 6/1/51	12,228	9,447
2% 3/1/36 to 12/1/51	10,629	8,825
2.5% 1/1/28 to 12/1/51	33,075	28,248
3% 12/1/30 to 3/1/52	11,411	10,046
3.5% 3/1/32 to 4/1/52 (d)(e)	22,872	20,591
4% 1/1/36 to 10/1/52	14,806	13,769
4% 4/1/48	5	4
4.5% 7/1/25 to 12/1/48	2,803	2,692
5% 7/1/33 to 1/1/53	7,269	7,066
5.5% 10/1/52 to 8/1/53	8,547	8,514
6% 3/1/24 to 7/1/53	3,024	3,066
6.5% 1/1/24 to 10/1/53	1,077	1,109
7% 3/1/26 to 9/1/36	85	88
7.5% 1/1/27 to 7/1/34	152	159
TOTAL FREDDIE MAC		113,843
Ginnie Mae - 36.1%
3% 6/15/42 to 4/15/45	853	753
3.5% 9/20/40 to 7/20/46	2,584	2,344
4% 7/20/33 to 5/20/49	7,575	7,101
4.5% 8/15/33 to 9/20/46	2,583	2,477
5% 5/15/39 to 4/20/48	734	724
5.5% 12/15/38 to 9/15/39	65	66
6.5% 10/15/34 to 7/15/36	25	26
7% to 7% 1/15/26 to 4/20/32	71	74
7.5% to 7.5% 1/15/24 to 12/15/29	15	16
8% 4/15/24 to 10/15/25	3	3
8.5% 11/15/27 to 10/15/28	4	5
2% 11/20/50 to 4/20/51	3,158	2,556
2% 12/1/53 (f)	400	323
2% 12/1/53 (f)	1,900	1,534
2% 12/1/53 (f)	500	404
2% 12/1/53 (f)	7,550	6,097
2% 12/1/53 (f)	11,250	9,085
2% 12/1/53 (f)	5,000	4,038
2% 12/1/53 (f)	3,950	3,190
2% 12/1/53 (f)	3,050	2,463
2% 1/1/54 (f)	3,850	3,114
2% 1/1/54 (f)	7,550	6,106
2% 1/1/54 (f)	5,700	4,610
2% 1/1/54 (f)	2,075	1,678
2% 1/1/54 (f)	6,650	5,378
2.5% 8/20/51 to 12/20/51	9,287	7,669
2.5% 12/1/53 (f)	1,650	1,379
2.5% 12/1/53 (f)	2,925	2,444
2.5% 12/1/53 (f)	2,050	1,713
2.5% 12/1/53 (f)	5,350	4,470
2.5% 12/1/53 (f)	4,150	3,468
2.5% 1/1/54 (f)	6,250	5,229
2.5% 1/1/54 (f)	8,250	6,902
3% 12/1/53 (f)	5,875	5,088
3% 12/1/53 (f)	1,575	1,364
3% 12/1/53 (f)	200	173
3% 12/1/53 (f)	3,450	2,988
3% 12/1/53 (f)	3,850	3,334
3% 12/1/53 (f)	1,950	1,689
3% 1/1/54 (f)	7,850	6,806
3% 1/1/54 (f)	4,800	4,161
3.5% 12/1/53 (f)	2,150	1,923
3.5% 12/1/53 (f)	3,100	2,773
3.5% 1/1/54 (f)	2,000	1,791
3.5% 1/1/54 (f)	1,950	1,746
4% 12/1/53 (f)	200	184
4.5% 12/1/53 (f)	4,400	4,164
5% 12/1/53 (f)	3,250	3,159
5% 12/1/53 (f)	3,450	3,354
5.5% 12/1/53 (f)	6,925	6,880
5.5% 12/1/53 (f)	1,375	1,366
5.5% 12/1/53 (f)	1,500	1,490
5.5% 1/1/54 (f)	4,875	4,842
6.5% 12/1/53 (f)	100	102
6.5% 12/1/53 (f)	550	559
6.5% 12/1/53 (f)	250	254
6.5% 12/1/53 (f)	250	254
6.5% 12/1/53 (f)	350	356
6.5% 1/1/54 (f)	550	559
TOTAL GINNIE MAE		158,798
Uniform Mortgage Backed Securities - 40.7%
2% 12/1/53 (f)	3,850	2,995
2% 12/1/53 (f)	4,500	3,501
2% 12/1/53 (f)	10,425	8,110
2% 12/1/53 (f)	3,650	2,840
2% 12/1/53 (f)	3,650	2,840
2% 12/1/53 (f)	10,950	8,519
2% 12/1/53 (f)	10,750	8,363
2% 12/1/53 (f)	5,850	4,551
2% 12/1/53 (f)	5,000	3,890
2% 12/1/53 (f)	4,525	3,520
2% 12/1/53 (f)	3,850	2,995
2% 12/1/53 (f)	3,400	2,645
2% 12/1/53 (f)	5,900	4,590
2% 12/1/53 (f)	4,500	3,501
2% 1/1/54 (f)	9,450	7,365
2% 1/1/54 (f)	2,450	1,909
2% 1/1/54 (f)	7,250	5,651
2% 1/1/54 (f)	28,500	22,212
2% 1/1/54 (f)	2,500	1,948
2.5% 12/1/53 (f)	450	365
2.5% 12/1/53 (f)	750	608
2.5% 12/1/53 (f)	750	608
2.5% 12/1/53 (f)	375	304
2.5% 12/1/53 (f)	200	162
2.5% 12/1/53 (f)	800	649
2.5% 12/1/53 (f)	375	304
2.5% 1/1/54 (f)	1,850	1,503
3% 12/1/53 (f)	1,500	1,266
3% 12/1/53 (f)	575	485
3% 12/1/53 (f)	2,150	1,815
3% 12/1/53 (f)	75	63
3% 12/1/53 (f)	1,500	1,266
3% 12/1/53 (f)	5,750	4,854
3% 12/1/53 (f)	4,000	3,377
3% 12/1/53 (f)	1,000	844
3% 12/1/53 (f)	800	675
3% 12/1/53 (f)	2,650	2,237
3% 12/1/53 (f)	2,150	1,815
3% 12/1/53 (f)	2,150	1,815
3% 12/1/53 (f)	250	211
3% 12/1/53 (f)	325	274
3% 12/1/53 (f)	75	63
3% 1/1/54 (f)	2,900	2,452
3% 1/1/54 (f)	1,375	1,162
3% 1/1/54 (f)	3,400	2,874
3% 1/1/54 (f)	7,300	6,171
3.5% 12/1/53 (f)	3,950	3,467
3.5% 12/1/53 (f)	2,100	1,843
3.5% 12/1/53 (f)	1,075	943
3.5% 12/1/53 (f)	1,075	943
3.5% 1/1/54 (f)	2,200	1,932
3.5% 1/1/54 (f)	2,500	2,196
4% 12/1/53 (f)	1,000	909
4% 12/1/53 (f)	1,100	999
4% 12/1/53 (f)	800	727
4.5% 12/1/53 (f)	2,100	1,968
4.5% 1/1/54 (f)	950	891
5.5% 12/1/53 (f)	1,800	1,775
5.5% 12/1/53 (f)	900	887
6.5% 12/1/53 (f)	1,500	1,524
6.5% 12/1/53 (f)	650	661
6.5% 12/1/53 (f)	350	356
6.5% 12/1/53 (f)	6,650	6,758
6.5% 12/1/53 (f)	1,775	1,804
6.5% 12/1/53 (f)	2,675	2,718
6.5% 1/1/54 (f)	5,200	5,282
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		178,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $656,121)		629,178

Asset-Backed Securities - 3.2%
	Principal Amount (a) (000s)	Value ($) (000s)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,141	1,135
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	537	534
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,730	2,725
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	211	215
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (g)	191	184
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (g)	159	159
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(c)(g)	9	9
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (h)	600	589
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (g)	140	140
Class A3, 5.64% 2/22/28 (g)	106	106
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (g)	332	336
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (g)	760	750
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	139	139
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	224	225
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	103	103
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (g)	11	8
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	249	247
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600	602
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (g)	195	195
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (g)	1,001	842
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (g)	257	257
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (g)	280	279
Class A3, 4.93% 4/20/26 (g)	279	277
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(g)	400	382
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	962	939
Series 2023 2 Class A, 4.89% 4/13/28	810	803
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (g)	1,003	1,011
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	149	148
Class A3, 4.66% 5/15/28	295	291
Series 2023-C Class A3, 5.15% 11/15/28	127	127
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	264	263
TOTAL ASSET-BACKED SECURITIES (Cost $14,173)		14,020

Collateralized Mortgage Obligations - 7.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.2%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (g)	234	220
Series 2021-E Class A1, 1.74% 12/25/60 (g)	1,858	1,515
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(g)	125	121
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(g)	30	30
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(c)(g)	127	122
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(g)(i)	72	0
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (g)	1,010	903
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (g)	348	319
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (g)	1,001	889
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (g)	76	72
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (g)	143	125
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (g)	211	202
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (g)	355	333
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (b)(c)	282	264
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0727% 9/25/33 (b)	33	31
TOTAL PRIVATE SPONSOR		5,146
U.S. Government Agency - 6.0%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (b)(h)(j)	30	4
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	29	29
Series 1999-32 Class PL, 6% 7/25/29	36	37
Series 1999-33 Class PK, 6% 7/25/29	26	26
Series 2001-52 Class YZ, 6.5% 10/25/31	4	4
Series 2005-39 Class TE, 5% 5/25/35	66	65
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (b)(c)(j)	2	2
Series 2012-149:
Class DA, 1.75% 1/25/43	31	28
Class GA, 1.75% 6/25/42	34	31
Series 2021-69 Class JK, 1.5% 10/25/51	263	211
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	33	33
Series 2001-31 Class ZC, 6.5% 7/25/31	13	13
Series 2002-16 Class ZD, 6.5% 4/25/32	8	8
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (b)(h)(j)	7	0
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	8	0
Series 2020-101 Class BA, 1.5% 9/25/45	464	387
Series 2020-43 Class MA, 2% 1/25/45	306	269
Series 2020-49 Class JA, 2% 8/25/44	168	148
Series 2020-75 Class HA, 1.5% 12/25/44	1,489	1,240
Series 2020-80 Class BA, 1.5% 3/25/45	619	520
Series 2021-68 Class A, 2% 7/25/49	340	262
Series 2021-85 Class L, 2.5% 8/25/48	186	159
Series 2021-96 Class HA, 2.5% 2/25/50	301	254
Series 2022-1 Class KA, 3% 5/25/48	313	277
Series 2022-13 Class JA, 3% 5/25/48	298	265
Series 2022-3 Class N, 2% 10/25/47	2,551	2,126
Series 2022-30 Class E, 4.5% 7/25/48	899	857
Series 2022-4 Class B, 2.5% 5/25/49	221	189
Series 2022-49 Class TC, 4% 12/25/48	289	275
Series 2022-5 Class 0, 2.5% 6/25/48	299	257
Series 2022-7 Class A, 3% 5/25/48	446	395
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (b)(h)(j)	19	2
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (b)(h)(j)	10	1
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (b)(h)(j)	7	1
Series 2005-79 Class ZC, 5.9% 9/25/35	62	62
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (b)(c)(j)	35	41
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (b)(c)(j)	7	8
Series 2010-135 Class ZA, 4.5% 12/25/40	22	22
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	6	0
Series 2010-150 Class ZC, 4.75% 1/25/41	238	231
Series 2010-95 Class ZC, 5% 9/25/40	508	501
Series 2011-4 Class PZ, 5% 2/25/41	81	76
Series 2011-67 Class AI, 4% 7/25/26 (h)	3	0
Series 2012-100 Class WI, 3% 9/25/27 (h)	81	3
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (b)(h)(j)	7	0
Series 2013-133 Class IB, 3% 4/25/32 (h)	25	1
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (b)(h)(j)	32	3
Series 2013-51 Class GI, 3% 10/25/32 (h)	37	2
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (b)(h)(j)	57	4
Series 2015-42 Class IL, 6% 6/25/45 (h)	206	34
Series 2015-70 Class JC, 3% 10/25/45	261	244
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	124	21
Series 2020-45 Class JL, 3% 7/25/40	20	18
Series 2021-59 Class H, 2% 6/25/48	192	152
Series 2021-66:
Class DA, 2% 1/25/48	207	165
Class DM, 2% 1/25/48	220	175
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	15	3
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	10	2
Class 13, 6% 3/25/34 (h)	14	3
Series 359 Class 19, 6% 7/25/35 (b)(h)	8	2
Series 384 Class 6, 5% 7/25/37 (h)	27	5
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	36	36
Series 2017-4746 Class PA, 4% 2/15/47	106	101
Series 2021-5141 Class JM, 1.5% 4/25/51	193	154
Series 2021-5148:
Class AD, 1.5% 10/25/51	259	208
Class PC, 1.5% 10/25/51	258	204
Series 2095 Class PE, 6% 11/15/28	37	37
Series 2104 Class PG, 6% 12/15/28	12	12
Series 2121 Class MG, 6% 2/15/29	15	15
Series 2154 Class PT, 6% 5/15/29	28	29
Series 2162 Class PH, 6% 6/15/29	4	4
Series 2520 Class BE, 6% 11/15/32	31	32
Series 2693 Class MD, 5.5% 10/15/33	437	435
Series 2802 Class OB, 6% 5/15/34	52	52
Series 3002 Class NE, 5% 7/15/35	41	41
Series 3189 Class PD, 6% 7/15/36	39	40
Series 3415 Class PC, 5% 12/15/37	14	14
Series 3806 Class UP, 4.5% 2/15/41	85	83
Series 3832 Class PE, 5% 3/15/41	172	170
Series 4135 Class AB, 1.75% 6/15/42	26	23
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	25	24
Series 2015-4506 Class LB, 4% 4/15/44	47	46
Series 2015-4522 Class LB, 4% 6/15/44	33	33
Series 2015-4535 Class LB, 4% 8/15/44	33	33
Series 2016-4636 Class AE, 4% 7/15/42	61	60
Series 2017-4646 Class LA, 4% 9/15/45	82	80
Series 2017-4661 Class AC, 4% 4/15/43	43	42
Series 2020-4993 Class LA, 2% 8/25/44	293	259
Series 2020-5018:
Class LC, 3% 10/25/40	135	120
Class LY, 3% 10/25/40	103	91
Series 2020-5058 Class BE, 3% 11/25/50	568	482
Series 2021-5175 Class CB, 2.5% 4/25/50	1,075	905
Series 2021-5180 Class KA, 2.5% 10/25/47	218	190
Series 2022-5189:
Class DA, 2.5% 5/25/49	242	206
Class TP, 2.5% 5/25/49	236	201
Series 2022-5190:
Class BA, 2.5% 11/25/47	229	197
Class CA, 2.5% 5/25/49	198	168
Series 2022-5191 Class CA, 2.5% 4/25/50	258	217
Series 2022-5197:
Class A, 2.5% 6/25/49	198	168
Class DA, 2.5% 11/25/47	174	150
Series 2022-5198 Class BA, 2.5% 11/25/47	839	730
Series 2022-5202:
Class AG, 3% 1/25/49	148	132
Class LB, 2.5% 10/25/47	186	160
Series 2022-5248 Class A, 4% 4/15/48	803	772
Series 2114 Class ZM, 6% 1/15/29	5	5
Series 2135 Class JE, 6% 3/15/29	15	16
Series 2274 Class ZM, 6.5% 1/15/31	12	12
Series 2281 Class ZB, 6% 3/15/30	7	7
Series 2357 Class ZB, 6.5% 9/15/31	25	26
Series 2502 Class ZC, 6% 9/15/32	24	24
Series 3871 Class KB, 5.5% 6/15/41	163	166
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (b)(h)(j)	14	1
Series 1658 Class GZ, 7% 1/15/24	0	0
Series 2013-4281 Class AI, 4% 12/15/28 (h)	10	0
Series 2017-4683 Class LM, 3% 5/15/47	241	226
Series 2020-5041:
Class LA, 1.5% 11/25/40	898	726
Class LB, 3% 11/25/40	231	204
Series 2020-5046 Class PT, 1.5% 11/25/40	681	550
Series 2021-5083 Class VA, 1% 8/15/38	1,065	985
Series 2021-5176 Class AG, 2% 1/25/47	812	675
Series 2021-5182 Class A, 2.5% 10/25/48	1,415	1,203
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7615% 11/15/31 (b)(h)(j)	35	1
Series 2587 Class IM, 6.5% 3/15/33 (h)	12	2
Series 2933 Class ZM, 5.75% 2/15/35	144	146
Series 2935 Class ZK, 5.5% 2/15/35	155	157
Series 2947 Class XZ, 6% 3/15/35	78	80
Series 2996 Class ZD, 5.5% 6/15/35	99	99
Series 3237 Class C, 5.5% 11/15/36	126	127
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (b)(h)(j)	46	4
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (b)(h)(j)	36	4
Series 3949 Class MK, 4.5% 10/15/34	29	28
Series 4055 Class BI, 3.5% 5/15/31 (h)	19	0
Series 4149 Class IO, 3% 1/15/33 (h)	20	1
Series 4314 Class AI, 5% 3/15/34 (h)	5	0
Series 4427 Class LI, 3.5% 2/15/34 (h)	94	5
Series 4471 Class PA 4% 12/15/40	131	127
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	221	210
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	14	14
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	330	266
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	175	149
Series 4386 Class AZ, 4.5% 11/15/40	364	348
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (b)(h)(j)	22	2
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (b)(c)(k)	52	52
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (b)(c)(k)	49	49
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (b)(c)(k)	42	42
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (b)(c)(k)	16	16
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (b)(c)(k)	2	2
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8456% 1/20/49 (b)(c)	84	83
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9456% 10/20/49 (b)(c)	134	129
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (b)(c)	266	258
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	8	0
Series 2016-69 Class WA, 3% 2/20/46	111	100
Series 2017-134 Class BA, 2.5% 11/20/46	40	35
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	64	63
Series 2010-160 Class DY, 4% 12/20/40	358	341
Series 2010-170 Class B, 4% 12/20/40	79	75
Series 2017-139 Class BA, 3% 9/20/47	435	383
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (b)(h)(j)	40	3
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (b)(h)(j)	13	1
Series 2011-52 Class HI, 7% 4/16/41 (h)	148	22
Series 2013-149 Class MA, 2.5% 5/20/40	239	228
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	5	5
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (b)(c)(k)	448	446
TOTAL U.S. GOVERNMENT AGENCY		26,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,012)		31,384

Commercial Mortgage Securities - 10.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (g)	266	239
Series 2019-BPR Class BNM, 3.465% 11/5/32 (g)	118	96
BANK:
sequential payer Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,013	933
Series 2020-BN25 Class XB, 0.532% 1/15/63 (b)(h)	7,140	161
Series 2021-BN33 Class XA, 1.167% 5/15/64 (b)(h)	4,955	258
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	2,000	1,840
Class A5, 3.39% 6/15/60	1,519	1,403
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (b)	232	236
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8975% 12/15/62 (b)(h)	13,141	353
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(g)	772	741
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	500	513
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(g)	1,066	1,048
BX Trust:
floater Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(g)	938	918
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(g)	2,177	2,172
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(g)	197	194
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(c)(g)	253	247
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-P4 Class A4, 2.902% 7/10/49	3,644	3,360
Series 2015-GC33 Class XA, 1.021% 9/10/58 (b)(h)	7,803	96
Series 2016-P6 Class XA, 0.6964% 12/10/49 (b)(h)	6,316	84
Series 2019-GC41 Class XA, 1.1678% 8/10/56 (b)(h)	5,139	195
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 1.0726% 11/10/47 (b)(h)	1,779	7
Series 2014-LC17 Class XA, 0.798% 10/10/47 (b)(h)	5,222	15
Series 2014-UBS6 Class XA, 0.9675% 12/10/47 (b)(h)	4,148	19
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(g)	3,840	3,832
Series 2018-SITE Class A, 4.284% 4/15/36 (g)	340	339
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(g)	440	435
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	54	52
Series 2020-K117 Class A2, 1.406% 8/25/30	900	720
Series 2021-K127 Class A2, 2.108% 1/25/31	962	798
Series 2022-150 Class A2, 3.71% 9/25/32	101	92
Series 2022-K144 Class A2, 2.45% 4/25/32	700	580
Series 2022-K750 Class A2, 3% 9/25/29	600	545
Series 2023-154 Class A2, 4.35% 1/25/33	340	324
Series 2023-155 Class A2, 4.25% 4/25/33	230	217
Series 2023-158 Class A2, 4.05% 7/25/33	700	650
Series 2023-K-153 Class A2, 3.82% 12/25/32	410	375
Series 2023-K751 Class A2, 4.412% 3/25/30	400	389
Series 2022 K748 Class A2, 2.26% 1/25/29	1,704	1,504
Series K086 Class A2, 3.859% 11/25/28	1,105	1,056
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(c)(g)	1,768	1,749
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(c)(g)	197	179
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(g)	526	504
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	5,000	4,782
Series 2018-GS10:
Class A4, 3.89% 7/10/51	2,200	2,035
Class A5, 4.155% 7/10/51	200	183
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,063	971
Series 2014-GC20 Class XA, 1.1459% 4/10/47 (b)(h)	1,239	0
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (b)(h)	3,766	65
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(c)(g)	838	839
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 0.7169% 4/15/47 (b)(h)	670	1
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (g)	455	396
Class XAFX, 1.2948% 7/5/33 (b)(g)(h)	3,909	106
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(g)	341	334
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1788% 10/15/48 (b)(h)	4,486	53
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.22% 8/15/33 (b)(c)(g)	723	600
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (g)	577	528
Series 2019-MEAD Class B, 3.283% 11/10/36 (b)(g)	84	73
Series 2021-L6 Class XA, 1.325% 6/15/54 (b)(h)	1,095	61
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(g)	576	566
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(c)(g)	330	323
UBS Commercial Mortgage Trust:
sequential payer Series 2017-C1 Class ASB, 3.462% 11/15/50	953	917
Series 2017-C7 Class XA, 1.1539% 12/15/50 (b)(h)	5,664	171
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(c)(g)	468	454
sequential payer Series 2015-C29 Class A4, 3.637% 6/15/48	4,000	3,840
Series 2015-C31 Class XA, 1.1032% 11/15/48 (b)(h)	3,928	54
Series 2017-C42 Class XA, 1.0052% 12/15/50 (b)(h)	7,550	212
Series 2018-C46 Class XA, 1.0822% 8/15/51 (b)(h)	3,868	89
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9805% 11/15/47 (b)(h)	2,942	12
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (b)(h)	1,482	0
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,185)		47,133

Money Market Funds - 4.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (l) (Cost $18,453)	18,448,978	18,453

TOTAL INVESTMENT IN SECURITIES - 169.4% (Cost $774,261)	744,641
NET OTHER ASSETS (LIABILITIES) - (69.4)%	(305,076)
NET ASSETS - 100.0%	439,565

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/53	(3,850)	(3,109)
2% 12/1/53	(7,550)	(6,097)
2% 12/1/53	(5,700)	(4,603)
2% 12/1/53	(2,075)	(1,676)
2% 12/1/53	(6,650)	(5,370)
2.5% 12/1/53	(6,250)	(5,223)
2.5% 12/1/53	(8,250)	(6,894)
3% 12/1/53	(7,850)	(6,799)
3% 12/1/53	(400)	(346)
3% 12/1/53	(4,800)	(4,157)
3.5% 12/1/53	(2,000)	(1,789)
3.5% 12/1/53	(1,950)	(1,744)
5.5% 12/1/53	(4,875)	(4,843)
5.5% 12/1/53	(2,300)	(2,285)
6.5% 12/1/53	(1,000)	(1,017)
6.5% 12/1/53	(500)	(508)
6.5% 1/1/54	(550)	(559)

TOTAL GINNIE MAE		(57,019)

Uniform Mortgage Backed Securities
2% 12/1/53	(9,450)	(7,352)
2% 12/1/53	(2,450)	(1,906)
2% 12/1/53	(1,600)	(1,245)
2% 12/1/53	(7,250)	(5,640)
2% 12/1/53	(3,850)	(2,995)
2% 12/1/53	(4,500)	(3,501)
2% 12/1/53	(10,425)	(8,110)
2% 12/1/53	(28,500)	(22,172)
2% 12/1/53	(2,500)	(1,945)
2.5% 12/1/53	(1,850)	(1,500)
2.5% 12/1/53	(700)	(568)
3% 12/1/53	(2,900)	(2,448)
3% 12/1/53	(1,375)	(1,161)
3% 12/1/53	(3,400)	(2,870)
3% 12/1/53	(575)	(485)
3% 12/1/53	(2,150)	(1,815)
3% 12/1/53	(75)	(63)
3% 12/1/53	(3,000)	(2,533)
3% 12/1/53	(7,300)	(6,163)
3.5% 12/1/53	(2,200)	(1,931)
3.5% 12/1/53	(2,500)	(2,194)
3.5% 12/1/53	(700)	(614)
4.5% 12/1/53	(950)	(890)
4.5% 12/1/53	(800)	(750)
5% 12/1/53	(1,500)	(1,445)
5.5% 12/1/53	(700)	(690)
5.5% 12/1/53	(2,600)	(2,564)
5.5% 12/1/53	(600)	(592)
5.5% 12/1/53	(900)	(887)
6.5% 12/1/53	(4,000)	(4,065)
6.5% 12/1/53	(5,200)	(5,284)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(96,378)

TOTAL TBA SALE COMMITMENTS (Proceeds $151,051)		(153,397)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 4.04%, expiring November 2033	11/16/28	4,000	(157)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	3,300	(142)

TOTAL PUT SWAPTIONS			(299)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay annually a fixed rate of 4.04%, expiring November 2033	11/16/28	4,000	(172)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	3,300	(123)

TOTAL CALL SWAPTIONS			(295)
TOTAL WRITTEN SWAPTIONS			(594)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	179	Mar 2024	36,599	109	109
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	10	Mar 2024	1,230	15	15

TOTAL PURCHASED					124

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	317	Mar 2024	34,806	(182)	(182)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	71	Mar 2024	8,267	(41)	(41)

TOTAL SOLD					(223)

TOTAL FUTURES CONTRACTS					(99)
The notional amount of futures purchased as a percentage of Net Assets is 8.6%
The notional amount of futures sold as a percentage of Net Assets is 9.8%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	21	(17)	4
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly	720	9	(12)	(3)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	10	(12)	(2)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	660	187	(176)	11
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	350	77	(86)	(9)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	660	146	(163)	(17)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	550	122	(147)	(25)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130	29	(38)	(9)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	70	16	(16)	0
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130	29	(36)	(7)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	17	(21)	(4)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	550	122	(161)	(39)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	140	31	(36)	(5)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	470	104	(120)	(16)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90	20	(21)	(1)

TOTAL BUY PROTECTION							940	(1,062)	(122)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100	(40)	73	33
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	570	(13)	15	2
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	1,240	(29)	33	4
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	90	(3)	4	1

TOTAL SELL PROTECTION							(85)	125	40
TOTAL CREDIT DEFAULT SWAPS							855	(937)	(82)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	26,480	(214)	0	(214)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	16,330	(162)	0	(162)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	1,680	(23)	0	(23)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	12,462	(203)	0	(203)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	280	(4)	0	(4)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	330	8	0	8
TOTAL INTEREST RATE SWAPS							(598)	0	(598)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,033,000.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,529,000.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,698,000 or 6.1% of net assets.

(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Level 3 security
(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	9,169	64,172	54,888	112	-	-	18,453	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,718	2,718	-	-	-	-	0.0%
Total	9,169	66,890	57,606	112	-	-	18,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.